Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies (Tables) [Abstract]
Future minimum lease payments due under operating and capital leases

	Operating Leases	Capital Leases(1)
2011	$5,380	$604
2012	5,454	622
2013	5,158	640
2014	5,181	660
2015	5,189	8,425
Thereafter	203,827	—

Totals	$230,189	$10,951

(1)	Related assets of $17,815,000 recorded in real property.